Other receivables, prepayments and deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other receivables, prepayments and deposits
Prepayments	$ 3,767	$ 4,250
Purchase rebates	173	190
Deposits	898	856
Value-added tax receivables	8,760	6,605
Interest receivables	537	583
Others	1,634	950
Total	$ 15,769	$ 13,434